FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Total financial assets	$ 5,892	$ 6,021
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	2,806	3,033
Total financial liabilities	64,238	62,047
Level 3
Financial assets
Total financial assets	1,741	1,682	$ 1,371
Disclosure of financial liabilities [abstract]
Total financial liabilities	870	863	$ 922
Fair value
Financial assets
Securities - FVTPL	1,760	1,719
Securities - FVTOCI	114	86
Derivative assets	211	236
Total financial assets	2,085	2,041
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	870	863
Derivative liabilities	459	688
Total financial liabilities	1,329	1,551
Fair value | Level 1
Financial assets
Securities - FVTPL	20	0
Securities - FVTOCI	0	0
Derivative assets	0	0
Total financial assets	20	0
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	0	0
Derivative liabilities	0	0
Total financial liabilities	0	0
Fair value | Level 2
Financial assets
Securities - FVTPL	113	123
Securities - FVTOCI	0	0
Derivative assets	211	236
Total financial assets	324	359
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	0	0
Derivative liabilities	459	688
Total financial liabilities	459	688
Fair value | Level 3
Financial assets
Securities - FVTPL	1,627	1,596
Securities - FVTOCI	114	86
Derivative assets	0	0
Total financial assets	1,741	1,682
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	870	863
Derivative liabilities	0	0
Total financial liabilities	$ 870	$ 863